Valuation and qualifying accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 221,199	$ 263,087	$ 243,660
Additions	91,077	26,671	83,405
Deductions	(22,392)	(53,567)	(53,719)
Remeasurement/Translation	(42,782)	(14,992)	(10,259)
Balance at end of period	247,102	221,199	263,087
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	874	943	23,076
Additions	732	814	937
Deductions	(715)	(787)	(22,929)
Remeasurement/Translation	(42)	(96)	(141)
Balance at end of period	849	874	943
Allowance for doubtful accounts | Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	542
Balance at end of period	460	542
Allowance for doubtful accounts | Other receivables
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	332
Balance at end of period	387	332
Valuation allowance on deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	186,239	235,196	194,426
Additions	63,163	2,403	65,077
Deductions	(5,453)	(38,992)	(18,870)
Remeasurement/Translation	(42,535)	(12,368)	(5,437)
Balance at end of period	201,414	186,239	235,196
Provision for contingencies
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	34,086	26,948	26,158
Additions	27,182	23,454	17,391
Deductions	(16,224)	(13,788)	(11,920)
Remeasurement/Translation	(205)	(2,528)	(4,681)
Balance at end of period	44,839	34,086	26,948
Legal Reserve Accrual
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	27,041	22,555	15,330
Legal Reserve Reclassifications
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	141	899
Legal Reserve Settlements
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	$ (16,224)	$ (13,788)	$ (11,920)